UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
U.S. Global Leaders Growth Fund

Quarterly portfolio holdings 7/31/2014

John Hancock INVESTMENTS

U.S. Global Leaders Growth Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Common Stocks 99.6%		$1,124,202,692

(Cost $851,326,705)

Consumer Discretionary 21.7%		244,281,481

Hotels, Restaurants & Leisure 9.4%
Starbucks Corp.	443,380	34,441,758
Starwood Hotels & Resorts Worldwide, Inc.	422,300	32,449,527
Yum! Brands, Inc.	561,030	38,935,482

Internet & Catalog Retail 3.7%
Amazon.com, Inc. (I)	134,550	42,112,805

Media 4.2%
The Walt Disney Company	548,740	47,125,791

Specialty Retail 4.4%
Lowe's Companies, Inc.	1,028,550	49,216,118

Consumer Staples 6.9%		77,990,685

Food & Staples Retailing 3.1%
Whole Foods Market, Inc.	929,510	35,525,872

Household Products 3.8%
Colgate-Palmolive Company	669,792	42,464,813

Energy 4.8%		54,336,991

Energy Equipment & Services 4.8%
Schlumberger, Ltd.	501,310	54,336,991

Financials 10.8%		121,600,420

Capital Markets 4.0%
State Street Corp.	633,440	44,619,514

Consumer Finance 3.9%
American Express Company	496,160	43,662,080

Insurance 2.9%
Aon PLC	394,960	33,318,826

Health Care 15.0%		169,134,876

Biotechnology 5.4%
Amgen, Inc.	272,150	34,669,189
Regeneron Pharmaceuticals, Inc. (I)	83,290	26,337,964

Health Care Technology 3.3%
Cerner Corp. (I)	663,750	36,639,000

Pharmaceuticals 6.3%
Perrigo Company PLC	212,000	31,895,400
Sanofi, ADR	757,477	39,593,323

Industrials 3.2%		36,533,313

Trading Companies & Distributors 3.2%
Fastenal Company (L)	823,750	36,533,313

Information Technology 30.3%		342,200,244

Communications Equipment 2.8%
QUALCOMM, Inc.	431,210	31,780,177

1

U.S. Global Leaders Growth Fund
As of 7-31-14 (Unaudited)

		Shares	Value

Information Technology (continued)

Internet Software & Services 13.6%
eBay, Inc. (I)		586,290	$30,956,112
Equinix, Inc. (I)		171,480	36,785,890
Google, Inc., Class C (I)		90,410	51,678,356
LinkedIn Corp., Class A (I)		187,770	33,918,773

IT Services 8.6%
Automatic Data Processing, Inc.		587,890	47,801,336
Visa, Inc., Class A		236,300	49,861,663

Software 5.3%
Salesforce.com, Inc. (I)		543,560	29,488,130
SAP AG, ADR (L)		381,320	29,929,807

Materials 6.9%			78,124,682

Chemicals 6.9%
Ecolab, Inc.		374,520	40,646,656
Monsanto Company		331,400	37,478,026

	Yield (%)	Shares	Value

Securities Lending Collateral 5.2%			$58,309,314

(Cost $58,305,104)

John Hancock Collateral Investment Trust (W)	0.0965 (Y)	5,826,736	58,309,314

Short-Term Investments 0.4%			$4,586,346

(Cost $4,586,346)

Money Market Funds 0.4%			4,586,346

State Street Institutional U.S. Government Money Market Fund	0.0000 (Y)	$4,586,346	4,586,346

Total investments (Cost $914,218,155)† 105.2%			$1,187,098,352

Other assets and liabilities, net (5.2%)			($58,702,974)

Total net assets 100.0%			$1,128,395,378

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 7-31-14. The value of securities on loan amounted to $57,063,936.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 7-31-14.

† At 7-31-14, the aggregate cost of investment securities for federal income tax purposes was $920,313,390. Net unrealized appreciation aggregated $266,784,962, of which $284,583,208 related to appreciated investment securities and $17,798,246 related to depreciated investment securities.

2

U.S. Global Leaders Growth Fund
As of 7-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2014, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

3

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.

26Q3 7/14
9/14

John Hancock Classic Value Fund

Quarterly portfolio holdings 7/31/2014

John Hancock INVESTMENTS

Classic Value Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Common Stocks 98.3%		$2,850,542,520

(Cost $2,224,731,147)

Consumer Discretionary 14.1%		408,166,870

Auto Components 3.1%
TRW Automotive Holdings Corp. (I)	869,464	88,937,473

Automobiles 2.1%
General Motors Company	1,777,209	60,105,208

Media 6.8%
News Corp., Class A (I)	3,925,115	69,278,280
News Corp., Class B (I)	1,105,809	19,030,973
Omnicom Group, Inc.	1,127,139	78,888,459
The Interpublic Group of Companies, Inc.	1,525,475	30,067,112

Specialty Retail 2.1%
Staples, Inc. (L)	5,337,305	61,859,365

Energy 16.3%		472,166,968

Energy Equipment & Services 2.5%
Baker Hughes, Inc.	1,034,715	71,157,351

Oil, Gas & Consumable Fuels 13.8%
BP PLC, ADR	2,648,395	129,691,903
Exxon Mobil Corp.	892,241	88,278,325
Murphy Oil Corp.	674,300	41,894,259
Royal Dutch Shell PLC, ADR	1,724,858	141,145,130

Financials 37.3%		1,082,138,499

Banks 12.7%
Bank of America Corp.	5,644,413	86,077,298
Citigroup, Inc.	1,791,691	87,631,607
Comerica, Inc.	898,481	45,157,655
JPMorgan Chase & Company	1,332,186	76,827,167
The PNC Financial Services Group, Inc.	868,866	71,733,577

Capital Markets 12.4%
Franklin Resources, Inc.	978,342	52,977,219
Morgan Stanley	2,349,471	75,981,892
State Street Corp.	1,310,552	92,315,283
The Goldman Sachs Group, Inc.	435,403	75,268,117
UBS AG (I)(L)	3,665,326	62,933,647

Diversified Financial Services 2.5%
Voya Financial, Inc.	1,946,293	72,207,470

Insurance 9.7%
American International Group, Inc.	1,716,702	89,234,170
Axis Capital Holdings, Ltd.	1,917,399	82,735,767
MetLife, Inc.	1,283,493	67,511,732
Willis Group Holdings PLC	1,068,611	43,545,898

Health Care 9.8%		284,950,952

Health Care Equipment & Supplies 4.1%
Abbott Laboratories	1,491,627	62,827,329
Becton, Dickinson and Company	487,910	56,714,658

Health Care Providers & Services 5.7%
Cigna Corp.	1,106,142	99,597,026

1

Classic Value Fund
As of 7-31-14 (Unaudited)

		Shares	Value

Health Care (continued)

Laboratory Corp. of America Holdings (I)		634,699	$65,811,939

Industrials 4.5%			131,367,364

Building Products 2.0%
Masco Corp.		2,846,929	59,216,123

Machinery 2.5%
Parker Hannifin Corp.		627,675	72,151,241

Information Technology 16.3%			471,751,867

Electronic Equipment, Instruments & Components 2.9%
Corning, Inc.		2,727,725	53,599,796
TE Connectivity, Ltd.		466,630	28,879,731

Semiconductors & Semiconductor Equipment 3.1%
Intel Corp.		2,684,698	90,984,415

Software 5.3%
Microsoft Corp.		1,522,348	65,704,540
Oracle Corp.		2,188,864	88,408,217

Technology Hardware, Storage & Peripherals 5.0%
Hewlett-Packard Company		4,048,727	144,175,168

	Yield (%)	Shares	Value

Securities Lending Collateral 0.6%			$16,350,642

(Cost $16,349,352)

John Hancock Collateral Investment Trust (W)	0.0965(Y)	1,633,888	16,350,642

		Par value	Value

Short-Term Investments 1.7%			$48,515,000

(Cost $48,515,000)

Repurchase Agreement 1.7%			48,515,000

Repurchase Agreement with State Street Corp. dated 7-31-14 at 0.000% to be repurchased at $48,515,000 on 8-1-14, collateralized by $49,675,000 Federal Home
Loan Mortgage Corp., 1.100% due 10-5-17 (valued at $49,488,719, including
interest)		$48,515,000	48,515,000

Total investments (Cost $2,289,595,499)† 100.6%			$2,915,408,162

Other assets and liabilities, net (0.6%)			($16,941,919)

Total net assets 100.0%			$2,898,466,243

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 7-31-14. The value of securities on loan amounted to $15,378,373.00.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 7-31-14

2

Classic Value Fund
As of 7-31-14 (Unaudited)

† At 7-31-14, the aggregate cost of investment securities for federal income tax purposes was $2,353,995,410. Net unrealized appreciation aggregated $561,412,752, of which $589,046,435 related to appreciated investment securities and $27,633,683 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 7-31-14:

United States	83.0%
United Kingdom	6.0%
Netherlands	4.9%
Switzerland	3.2%
Bermuda	2.9%

Total	100.0%

3

Classic Value Fund
As of 7-31-14 (Unaudited)

Notes to Porfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2014, all investments are categorized as Level 1 under the hierarchy described above, except repurchase agreements, which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian.

The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close -out of the transactions.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Classic Value Fund.

38Q3 7/14
9/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President

Date:	September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President

Date:	September 23, 2014

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 23, 2014